EQUITY (Details 8) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Date of dividend	Dec. 31, 2018	Dec. 31, 2017
Amount of the dividend	$ 54,580	$ 46,591	[1]
Number of shares among which the dividend is distributed	$ 606,407,693	$ 606,407,693
Dividend per share (in dollars per share)	$ 0.0900	$ 0.0768

[1]	By virtue of the Essential Fact issued on April 26, 2018, the shareholders of LATAM approved the distribution of the final dividend proposed by the Board of Directors in Ordinary Session of April 26, 2018, which amounts to ThUS $ 46,591, which corresponds to 30% of the profits for the year corresponding to 2017.